Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 95.75%
Communication services: 2.44%
Interactive media & services: 1.43%
Bumble, Inc. Class A†	17,304	$255,061
Eventbrite, Inc. Class A†	33,263	278,079
		533,140
Media: 1.01%
Stagwell, Inc.†	57,221	379,375
Consumer discretionary: 9.67%
Automobile components: 1.12%
Gentherm, Inc.†	8,027	420,294
Diversified consumer services: 1.52%
Service Corp. International	8,297	567,929
Hotels, restaurants & leisure: 2.91%
Jack in the Box, Inc.	5,063	413,293
Planet Fitness, Inc. Class A†	9,284	677,732
		1,091,025
Specialty retail: 4.12%
Leslie’s, Inc.†	83,205	574,947
National Vision Holdings, Inc.†	25,853	541,103
Revolve Group, Inc.†	25,828	428,228
		1,544,278
Consumer staples: 5.19%
Food products: 3.55%
Nomad Foods Ltd.†	37,435	634,523
Simply Good Foods Co.†	13,873	549,371
TreeHouse Foods, Inc.†	3,502	145,158
		1,329,052
Personal care products: 1.64%
Honest Co., Inc.†	186,963	616,978
Financials: 13.89%
Banks: 7.10%
Ameris Bancorp	9,899	525,142
Pinnacle Financial Partners, Inc.	6,176	538,671
United Community Banks, Inc.	10,630	311,034
Veritex Holdings, Inc.	14,519	337,857
Webster Financial Corp.	13,246	672,367
Wintrust Financial Corp.	2,962	274,725
		2,659,796
Financial services: 2.05%
Essent Group Ltd.	14,544	767,050
See accompanying notes to portfolio of investments
Allspring Small Cap Fund | 1

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Insurance: 4.74%
Axis Capital Holdings Ltd.	11,118	$615,604
First American Financial Corp.	9,440	608,313
Reinsurance Group of America, Inc.	3,429	554,744
		1,778,661
Health care: 17.82%
Biotechnology: 1.90%
Agios Pharmaceuticals, Inc.†	7,960	177,269
Insmed, Inc.†	10,540	326,635
Sage Therapeutics, Inc.†	3,600	78,012
Zymeworks, Inc.†	12,572	130,623
		712,539
Health care equipment & supplies: 9.36%
AngioDynamics, Inc.†	80,437	630,626
Haemonetics Corp.†	6,125	523,749
Integer Holdings Corp.†	7,915	784,218
LivaNova PLC†	19,154	991,028
Teleflex, Inc.	2,315	577,222
		3,506,843
Health care providers & services: 1.61%
HealthEquity, Inc.†	9,119	604,589
Health care technology: 0.82%
Schrodinger, Inc.†	8,571	306,842
Life sciences tools & services: 4.13%
Azenta, Inc.†	9,025	587,889
Bruker Corp.	6,902	507,159
Codexis, Inc.†	42,969	131,055
Sotera Health Co.†	18,940	319,139
		1,545,242
Industrials: 18.62%
Air freight & logistics: 0.71%
Forward Air Corp.	4,256	267,575
Building products: 1.74%
AZEK Co., Inc.†	17,008	650,556
Commercial services & supplies: 4.14%
Healthcare Services Group, Inc.†	52,233	541,656
Stericycle, Inc.†	20,337	1,007,902
		1,549,558
Construction & engineering: 1.58%
API Group Corp.†	17,149	593,355
See accompanying notes to portfolio of investments
2 | Allspring Small Cap Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Electrical equipment: 2.46%
Allient, Inc.	7,800	$235,638
Atkore, Inc.†	4,279	684,640
		920,278
Machinery: 1.46%
SPX Technologies, Inc.†	5,402	545,656
Professional services: 3.06%
Legalzoom.com, Inc.†	23,780	268,714
Paycor HCM, Inc.†	12,231	264,067
WNS Holdings Ltd. ADR†	9,732	615,063
		1,147,844
Trading companies & distributors: 3.47%
Air Lease Corp.	17,953	752,949
Herc Holdings, Inc.	3,680	547,915
		1,300,864
Information technology: 13.38%
Communications equipment: 0.70%
Infinera Corp.†	55,143	261,929
Electronic equipment, instruments & components: 1.95%
Littelfuse, Inc.	2,732	730,974
Semiconductors & semiconductor equipment: 0.56%
MACOM Technology Solutions Holdings, Inc.†	2,275	211,461
Software: 10.17%
8x8, Inc.†	23,868	90,221
CommVault Systems, Inc.†	8,633	689,345
Instructure Holdings, Inc.†	21,088	569,587
PagerDuty, Inc.†	30,113	697,116
Q2 Holdings, Inc.†	16,020	695,428
Riskified Ltd. Class A†	36,703	171,770
SPS Commerce, Inc.†	2,187	423,928
WalkMe Ltd.†	44,381	473,546
		3,810,941
Materials: 9.42%
Chemicals: 6.14%
Ashland, Inc.	9,426	794,706
Olin Corp.	13,774	743,108
Westlake Corp.	5,443	761,802
		2,299,616
Containers & packaging: 1.49%
Silgan Holdings, Inc.	12,313	557,163
See accompanying notes to portfolio of investments
Allspring Small Cap Fund | 3

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Metals & mining: 1.79%
Reliance Steel & Aluminum Co.	2,407	$673,190
Real estate: 5.32%
Industrial REITs : 1.63%
Terreno Realty Corp.	9,725	609,466
Residential REITs : 2.65%
American Homes 4 Rent Class A	15,477	556,553
Apartment Income REIT Corp.	12,598	437,529
		994,082
Specialized REITs : 1.04%
Four Corners Property Trust, Inc.	15,441	390,657
Total common stocks (Cost $31,288,495)		35,878,798
Investment companies: 1.46%
Exchange-traded funds: 1.46%
SPDR S&P Biotech ETF	6,135	547,794
Total investment companies (Cost $778,825)		547,794

		Yield
Short-term investments: 2.24%
Investment companies: 2.24%
Allspring Government Money Market Fund Select Class♠∞		5.28%	838,002	838,002
Total short-term investments (Cost $838,002)				838,002
Total investments in securities (Cost $32,905,322)	99.45%			37,264,594
Other assets and liabilities, net	0.55			205,283
Total net assets	100.00%			$37,469,877

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,202,003	$8,249,943	$(8,613,944)	$0	$0	$838,002	838,002	$47,670
See accompanying notes to portfolio of investments
4 | Allspring Small Cap Fund

Notes to portfolio of investments—December 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$912,515	$0	$0	$912,515
Consumer discretionary	3,623,526	0	0	3,623,526
Consumer staples	1,946,030	0	0	1,946,030
Financials	5,205,507	0	0	5,205,507
Health care	6,676,055	0	0	6,676,055
Industrials	6,975,686	0	0	6,975,686
Information technology	5,015,305	0	0	5,015,305
Materials	3,529,969	0	0	3,529,969
Real estate	1,994,205	0	0	1,994,205
Investment companies	547,794	0	0	547,794
Short-term investments
Investment companies	838,002	0	0	838,002
Total assets	$37,264,594	$0	$0	$37,264,594
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Small Cap Fund | 5